RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Management fees

During the nine months ended September 30, 2012 the Company paid management fees of $18,540 to or on behalf of the Company’s President, B. Michael Friedman, and $8,500 to the Company’s Chief Financial Officer, Barry Hollander. The Company also issued 366,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the last price for common stock sold in the Company’s private placements prior to this issuance.

Amounts due Mediswipe, Inc.

As of September 30, 2012 and December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 32% and 60%, respectively, of the Company’s outstanding common stock. The Company owes Mediswipe $62,536 and $69,934 as of September 30, 2012 and December 31, 2011, respectively, as a result of advances received from Mediswipe. These advances are non-interest bearing and are due on demand.

Board of Directors

Effective August 1, 2012, the Company entered into Advisory Board Agreements with Dr. James Canton and Scott Climes. Pursuant to each agreement, the Company granted a non-qualified stock option to purchase 800,000 shares of common stock of the Company at an exercise price of $0.30 per share. The options expire on the third anniversary of the grant. The options vest as follows; 200,000 upon the effective date and 50,000 at the end of each of the subsequent twelve months. Effective September 11, 2012, Dr. Canton became the Chairman of the Board of Directors, and Mr. Climes was appointed the Chief Executive Officer (“CEO”) of the Company and named to the Board of Directors. Prior to his appointment as Chairman of the Board of the Company, Dr. Canton was issued 100,000 shares of restricted common stock in exchange for the transfer a patent pending application that allows users to effect transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the Internet.

Convertible Promissory Note

In May 2012, the Company entered into a note agreement with Mr. Climes, our Chief Executive Officer and a member of our board of directors, for the issuance of a convertible promissory note in the amount of $50,000 (the “Note”). Among other terms the Note is due one year from its issuance date, bears interest at 8% per annum, payable in cash or shares at the Conversion Price as defined herewith, and are convertible at a conversion price (the “Conversion Price”) for each share of common stock equal to 65% of the lowest closing bid price within five days of any conversion. Upon the occurrence of an event of default, as defined in the Note, the Company is required to pay interest at 12% per annum and the holders may at their option declare the Note, together with accrued and unpaid interest, to be immediately due and payable. In addition, the Note provides for adjustments for dividends payable other than in shares of common stock, for reclassification, exchange or substitution of the common stock for another security or securities of the Company or pursuant to a reorganization, merger, consolidation, or sale of assets, where there is a change in control of the Company. The Company may at its own option prepay the Note and must maintain sufficient authorized shares reserved for issuance under the Note.

The Company has determined that the conversion feature of the Note represents an embedded derivative since the Note is convertible into a variable number of shares upon conversion. Accordingly, the Note is not considered to be conventional debt under EITF 00-19 and the embedded conversion feature must be bifurcated from the debt host and accounted for as a derivative liability. Accordingly, the fair value of this derivative instrument has been recorded as a liability on the balance sheet with the corresponding amount recorded as a discount to the Note. Such discount will be accreted from the date of issuance to the maturity date of the Note. The change in the fair value of the derivative liability will be recorded in other income or expenses in the statement of operations at the end of each quarter, with the offset to the derivative liability on the balance sheet. The beneficial conversion feature included in the Note resulted in an initial debt discount of $50,000 and an initial loss on the valuation of derivative liabilities of $1,282 based on the initial fair value of the derivative liability of $51,282. The fair value of the embedded derivative liability was calculated at issue date utilizing the following assumptions:

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

At September 30, 2012, the Company revalued the embedded derivative liability. For the period from issuance to September 30, 2012, the Company increased the derivative liability of $51,282 by $11,471 resulting in a derivative liability of $62,753 at September 30, 2012.

The fair value of the embedded derivative liability was calculated at September 30, 2012 utilizing the following assumptions:

Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$62,753	8 months	$0.001235	158%	0.14

RELATED PARTY TRANSACTIONS

Officer advances and repayments

During the years ended December 31, 2011 and 2010, the Company’s Chief Executive Officer (“CEO”) loaned or advanced the Company $5,050 and $10,100, respectively. During the years ended December 31, 2011 and 2010 the Company repaid $8,350 and $6,800, respectively and there was no balance due as of December 31, 2011.

Management fees

During the year ended December 31, 2011 the Company paid management fees of $3,151 to Michael Friedman (CEO). The Company also issued 3,000,000 shares of its common stock to the CEO and 534,000 shares of its common stock to the CFO. The shares were valued at $0.033 per share, the price of the common stock sold in the Company’s private placements. Accordingly, the Company recorded stock compensation expense of $117,800 for the year ended December 31, 2011.

Investor Relations

The Company paid fees totaling $4,600 for investor relations services provided by an entity that is owned by the Company’s CEO.

Amounts due Mediswipe, Inc.

As of December 31, 2011, Mediswipe, Inc, (“Mediswipe”) owns 6,000,000 shares of the Company’s common stock, representing approximately 60% of the Company’s outstanding common stock. The Company owes Mediswipe $69,936 and $13,350 as of December 31, 2011 and 2010, respectively, as a result of advances received from Mediswipe.